Non-Controlling Interests (Details)			3 Months Ended
		Oct. 31, 2024 CNY (¥) m² shares	Oct. 31, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Dec. 31, 2025 shares	Jul. 31, 2025	May 31, 2025 CNY (¥)	May 31, 2025 USD ($)	Mar. 18, 2025 CNY (¥)	Mar. 18, 2025 USD ($)	Dec. 31, 2024 shares	Oct. 10, 2024 CNY (¥)	Sep. 30, 2024	May 31, 2024	Apr. 30, 2024	Jan. 31, 2024
Non-Controlling Interests [Line Items]
Reverse in non-controlling interest									¥ 18,457	$ 2,626		¥ 416,179
Consideration (in Yuan Renminbi) | ¥		¥ 14,657,148
Capital injection							¥ 151,000	$ 21,483
JPEC [Member]
Non-Controlling Interests [Line Items]
Capital injection | ¥			¥ 1,605,488
LB [Member]
Non-Controlling Interests [Line Items]
Capital injection | $				$ 225,000
Class A Ordinary Shares [Member]
Non-Controlling Interests [Line Items]
Common stock shares issued (in Shares) | shares	[1]				3,165,708						1,768,160
Qingdao Oranda Supply Chain Management [Member]
Non-Controlling Interests [Line Items]
Equity interest												51.00%				51.00%
Shenzhen Jiniu International Logistics Co., Ltd. [Member]
Non-Controlling Interests [Line Items]
Equity interest																51.00%
Mr. Guojun Niu [Member]
Non-Controlling Interests [Line Items]
Equity interest															51.00%
HK (FASTFLY) International Logistics Co.,Limited [Member]
Non-Controlling Interests [Line Items]
Equity interest															49.00%
HYTX Warehouse Inc. (“HYTX”) [Member]
Non-Controlling Interests [Line Items]
Equity interest														51.00%
HYTX Warehouse Inc. [Member]
Non-Controlling Interests [Line Items]
Equity interest									51.00%	51.00%
Ezhou GJHY [Member]
Non-Controlling Interests [Line Items]
Equity interest													51.00%
Yukon Flooring Bellaire LLC (“YFB”) [Member]
Non-Controlling Interests [Line Items]
Ware house (in Square Meters) | m²		28,320
Yukon Flooring Bellaire LLC (“YFB”) [Member] | Class A Ordinary Shares [Member] | Houston [Member]
Non-Controlling Interests [Line Items]
Equity interest		95.00%
Common stock shares issued (in Shares) | shares		2,219,828
Mr. Niu Guojun [Member]
Non-Controlling Interests [Line Items]
Equity interest							49.00%	49.00%
JPEC Enterprises, Inc.[Member] | Parent Company [Member]
Non-Controlling Interests [Line Items]
Equity interest						55.00%
JPEC Enterprises, Inc.[Member] | Subsidiaries [Member]
Non-Controlling Interests [Line Items]
Equity interest						45.00%

[1]	Retrospectively restated for effect of share combination on September 9, 2025 (see Note 17).